INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Taxes
INCOME TAXES

NOTE 14 INCOME TAXES

a)        Current income tax provision.

At the end of each year the bank recognizes an income tax provision, which is determined based on  currently enacted tax legislation. Current recoverable taxes recognized as of December 31, 2017 was MCh$237,828 (MCh$162,410 as of December 31, 2016). The income tax provision (net of recoverable taxes) is as follows:

a.1 Tax current:

	As of December 31, 2017
	Chile	New York (*)	Colombia	Total
	MCh$	MCh$	MCh$	MCh$
Current tax assets	202,093	—	36,359	238,452
Current tax liabilities	(624)	—	—	(624)
Net total	201,469	—	36,359	237,828

	As of December 31, 2016
	Chile	New York	Colombia	Total
	MCh$	MCh$	MCh$	MCh$
Current tax assets	138,172	770	25,354	164,296
Current tax liabilities	(475)	—	(1,411)	(1,886)
Net total	137,697	770	23,943	162,410

a.2  Effect of current taxes by geographic area:

	As of December 31, 2017
	Chile	New York (*)	Colombia	Total
	MCh$	MCh$	MCh$	MCh$
Income tax	8,332	—	11,357	19,689

Less:
Monthly Provisional Payment	(49,529)	—	(2,940)	(52,469)
Tax Credit for Training Costs	(831)	—	—	(831)
Tax Credit Donations		—	—	—
Other taxes to be recovered (**)	(159,441)	—	(44,776)	(204,217)
Total	(201,469)	—	(36,359)	(237,828)

	As of December 31, 2016
	Chile	New York	Colombia	Total
	MCh$	MCh$	MCh$	MCh$
Income tax	17,672	—	10,409	28,081

Less:
Monthly Provisional Payment	(153,330)	(770)	(32,232)	(186,332)
Tax Credit for Property Taxes on leased real estate assets	—	—	—	—
Tax Credit for Training Costs	(603)	—	—	(603)
Tax Credit Donations	(538)	—	—	(538)
Other taxes to be recovered	(898)	—	(2,120)	(3,018)
Total	(137,697)	(770)	(23,943)	(162,410)

(*) Corresponds the subsidiary located in New York. On December 22, 2017,  the United States enacted comprehensive tax reform, which introduced various modifications to the tax system. One modification was a decrease in the income tax rate from 35% to 21% as from January 1, 2018

(**) The balance is mainly comprised of the provisional payments on account of from income tax of the tax year 2017, pending return by the tax authority.

b)        Effect on income.

The tax expense for the years ended December 31, 2017, 2016 and 2015 was comprised of the following items:

	2017	2016	2015
	MCh$	MCh$	MCh$
Income Tax Expense
Current tax expense	(19,689)	(19,326)	(14,249)
Deferred taxes
Deferred tax expenses / (benefit)	74,611	23,105	(966)
Subtotal	54,922	3,779	(15,215)
Others	(2,051)	(211)	(2,048)
Net expense for income taxes	52,871	3,568	(17,263)

c)         Effective tax rate reconciliation.

The following table reconciles the income tax rate to the effective rate applied to determine the Bank’s income tax expense as of December 31, 2017, 2016 and 2015.

The nominal tax rates of the countries where consolidated subsidiaries were located are:

	2017	2016	2015
	Rate	Rate	Rate
Chile	25.5%	24.0%	22.5%
Colombia	40.0%	40.0%	39.0%
United States	35.0%	35.0%	34.0%

	As of December 31,
	2017		2016		2015
	Tax Rate	Amount	Tax Rate	Amount	Tax Rate	Amount
	%	MCh$	%	MCh$	%	MCh$
Calculation of Statutory Rate	(25.50)	2,538	(24.00)	2,617	(22.50)	27,682
Colombia investment foreign exchange rate variation	204.84	(20,390)	1.06	(116)	—	—
Monetary Correction Tax Capital	141.93	(14,128)	129.59	(14,132)	5.12	(6,300)
Local Tax for United States and Panama results	98.46	(9,801)	(57.55)	6,276	—	—
Effect of rate change Chile	51.68	(5,144)	36.27	(3,955)	(0.02)	26
Tax Reform EE.UU 35%-21%	(95.21)	9,477	—	—	—	—
Effect of rate change Colombia	(47.07)	4,685	21.57	(2,352)	—	—
Effect of rates New York subsidiary (**)	(14.65)	1,458	20.52	(2,238)	—	—
Effect of rates Colombia subsidiary (**)	54.55	(5,430)	34.06	(3,714)	—	—
Other differences (*)	162.11	(16,136)	(128.80)	14,046	3.37	(4,145)
	531.14	(52,871)	32.72	(3,568)	(14.03)	17,263

(*)Other includes, mainly, a) benefits derived from the tax effect of goodwill from business combinations in Colombia made by Corpbanca prior to the acquisition of Itau, amounting to MCh($20,568) in 2017 and MCh($14,276) in 2016 and, b) the 2016 period includes effects of wealth tax in Colombia and one-time effects derived from a business combination between Itaú and Corpbanca.

(**) This line reflects the differences in tax rates in other jurisdictions, based on the Bank’s consolidated results.

d)        Other comprehensive income — tax effects.

The table below sets for a summary of the deferred tax effect on other comprehensive income for the years ended December 31, 2017, 2016 and 2015, which consists of the following items:

d.1 Tax effect of “OCI” that may be reclassified to profit in subsequent periods:

	2017	2016	2015
	MCh$	MCh$	MCh$
Financial assets available-for sale	(3,333)	(4,025)	(218)
Hedge of a net investment in foreign operations	(14,211)	(2,685)	—
Cash flow hedge	44	1,345	—
Total charge to other comprehensive income	(17,500)	(5,365)	(218)

d.2 “OCI” that will not be reclassified subsequently to profit or loss:

	2017	2016	2015
	MCh$	MCh$	MCh$
Income tax relating to defined benefit obligation	(6)	1,090	—
Total charge to other comprehensive income	(6)	1,090	—

e)         Effect of deferred taxes.

The deferred tax effects presented by geographic area were as follows:

e.1 Deferred taxes:

	As of December 31, 2017
	Chile	New York	Colombia	Total
	MCh$	MCh$	MCh$	MCh$
Deferred tax assets	125,917	14,768	—	140,685
Deferred tax liabilities	(53)	—	(26,301)	(26,354)
Net by geographic area	125,864	14,768	(26,301)	114,331

	As of December 31, 2016
	Chile	New York	Colombia	Total
	MCh$	MCh$	MCh$	MCh$
Deferred tax assets	87,399	23,340	26	110,765
Deferred tax liabilities	(29)	—	(57,607)	(57,636)
Net by geographic area	87,370	23,340	(57,581)	53,129

e.2 Deferred taxes by geographic area:

Below are the effects of deferred taxes on assets and liabilities assigned as a result of temporary differences (by geographic area):

	As of December 31, 2017
	Chile	New York	Colombia	Total
	MCh$	MCh$	MCh$	MCh$
Loan provision	93,864	11,615	17,621	123,100
Accrued interest and indexation past due portfolio	6,970	—	—	6,970
Unaccrued price difference	220	—	—	220
Personnel provisions	7,829	282	4,439	12,550
Miscellaneous provisions	28,582	1,221	4,225	34,028
Subsidiary tax loss	16,607	9,146	46,166	71,919
Net tax value of amortizable assets	20,683	—	—	20,683
Depreciation of property, plant and equipment	(34,308)	—	(11,548)	(45,856)
Lease division and others	25,392	—	4,175	29,567
Market value of financial instruments	(12,259)	—	(26,730)	(38,989)
Intagration Itaú Corpbanca	(18,139)	—	(50,158)	(68,297)
Others	(9,577)	(7,496)	(14,491)	(31,564)
Total asset (liability), net	125,864	14,768	(26,301)	114,331

	As of December 31, 2016
	Chile	New York	Colombia	Total
	MCh$	MCh$	MCh$	MCh$
Loan provision	73,019	8,846	15,988	97,853
Accrued interest and indexation past due portfolio	6,958	—	—	6,958
Unaccrued price difference	142	—	—	142
Personnel provisions	4,899	1,885	5,742	12,526
Miscellaneous provisions	7,627	14,058	22,534	44,219
Subsidiary tax loss	1,201	640	—	1,841
Net tax value of amortizable assets	18,557	—	—	18,557
Depreciation of property, plant and equipment	(23,864)	—	(3,908)	(27,772)
Lease division and others	19,823	—	5,171	24,994
Market value of financial instruments	(12,554)	—	(27,989)	(40,543)
Intangible assets Corpbanca Colombia	(1,512)	—	(366)	(1,878)
Intangible assets mercantile credit Corpbanca Colombia	—	—	67	67
Intagration Itaú Corpbanca	(8,652)	—	(55,727)	(64,379)
Others	1,726	(2,089)	(19,093)	(19,456)
Total asset (liability), net	87,370	23,340	(57,581)	53,129